INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS, NET
Schedule of intangible assets, net

	As at December 31
	2019	2020	2020
	RMB	RMB	US$
Customer relationships	10,449	10,449	1,601
Software	61,870	64,883	9,942
	72,319	75,332	11,543
Less: accumulated amortization	(51,911)	(63,134)	(9,674)
	20,408	12,198	1,869

Schedule of estimated amortization expense relating to existing intangible assets

	RMB	USD
2021	6,241	957
2022	2,476	380
2023	1,001	153
2024	447	68
2025	448	69
	10,613	1,627